Income tax (expense)/benefit (Tables)	12 Months Ended
Dec. 31, 2020
Income tax (expense)/benefit
Schedule of income tax (expense)/benefit

	For the year ended
	December 31,
	2018	2019	2020
	RMB’000	RMB’000	RMB’000
Current income tax	(99)	(5,157)	(16,856)
Deferred income tax	(26,370)	80,081	153,987
Income tax (expense)/benefit	(26,469)	74,924	137,131

Schedule of tax on the Group's loss before income tax differs from the theoretical amount statutory tax rate applicable to loss of the consolidated entities

	For the year ended
	December 31,
	2018	2019	2020
	RMB’000	RMB’000	RMB’000
Loss before income tax	1,163,816	1,762,236	1,551,254
Tax calculated at PRC statutory income tax rate of 25%	290,954	440,559	387,814
Differential of income tax rates applicable to subsidiaries	(179,909)	(120,179)	(145,000)
Expense not deductible for tax purposes	(85,795)	(53,578)	(35,455)
Incomes not subject to tax	7,549	9,022	6,899
Tax losses and temporary differences for which no deferred income tax asset was recognized	(221)	(170,868)	(81,698)
Derecognization of deferred tax assets on tax losses	(60,337)	(40,668)	(3,137)
Additional deductible allowance for research and development expenses	407	2,936	6,873
Adjustments for current tax of prior periods	883	—	—
Utilization of previously unrecognized tax losses	—	7,700	835
Income tax (expense)/benefit	(26,469)	74,924	137,131

Schedule of unused tax losses

	At December 31,
	2019	2020
	RMB’000	RMB’000
Unused tax losses for which no deferred tax asset has been recognized	1,133,461	1,608,337

Schedule of unused tax losses by expiration date

	At December 31,
	2019	2020
	RMB’000	RMB’000
Year 2022	277,048	277,048
Year 2023	121,521	117,030
Year 2024	448,605	420,353
Year 2025	—	242,645
Year 2029	7,149	7,149
Year 2030	—	9,689